UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21894

 NAME OF REGISTRANT:                     Cohen & Steers Asia Pacific
                                         Realty Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Cohen & Steers Asia Pacific Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  702389695
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Board to Make Rules              Mgmt          Against                        Against
       Governing Exercise of            Shareholders'
       Rights, Expand Business Lines, Adopt Reduction
       of Liability     System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors, Adopt Restriction to the Rights for
       Odd-Lot Shares

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AIMS-AMP CAPITAL INDUSTRIAL REIT                                                            Agenda Number:  702517016
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0029Z102
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  SG1U79935219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of HSBC Institutional        Mgmt          For                            For
       Trust Services  Singapore  limited, as trustee
       of AIMSAMPIREIT  the Trustee ; the Statement
       by AIMS AMP  Capital Industrial REIT Management
       Limited, as Manager of AIMSAMPIREIT  the
       Manager ; and the Audited financial statements
       of AIMSAMPIREIT for the FYE 31 MAR 2010 and
       the Auditors report thereon

2      Re-appoint KPMG LLP as the Auditors of AIMSAMPIREIT       Mgmt          For                            For
       and to hold office until  the conclusion of
       the next AGM and to authorize the Manager to
       fix their      remuneration

3      Authorize the Manager, to issue units in AIMSAMPIREIT     Mgmt          For                            For
       Units  whether by way  of rights, bonus or
       otherwise; and/or make or grant offers, agreements
       or     options  collectively, Instruments
       that might or would require Units to be   issued,
       including but not limited to the creation and
       issue of  as well as    adjustments to  securities,
       warrants, debentures or other instruments
       convertible into units, at any time
       and upon such terms and conditions and    for
       such purposes and to such persons as the Manager
       may in its absolute      discretion deem fit;
       and issue Units in pursuance of any Instrument
       made or   granted by the Manager while this
       Resolution was in force  notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in      force at the
       time such Units are issued ; the aggregate
       number of Units to be issued pursuant CONTD

CONTD  CONTD to this Resolution  including Units to              Non-Voting    No vote
       be issued in pursuance of        Instruments
       made or granted pursuant to this Resolution
       until 31 DEC 2010   or such later date as
       may be determined by Singapore Exchange Securities
       Trading Limited  the SGX-ST   by way of
       renounceable rights issues on a pro   rata
       basis  such renounceable rights issues as authorized
       by this             sub-paragraph, Renounceable
       Rights Issues  to Unitholders shall not exceed
       100% of the total number of issued Units
       excluding treasury Units, if any     as calculated
       in accordance with sub-paragraph below ; and
       by way of unit     issues other than Renounceable
       Rights Issues  Other Unit Issues  shall not
       exceed 50% of the total number of issued
       Units  excluding treasury Units, if  any
       as calculated in accordance with sub-paragraph
       below ; CONTD

CONTD  CONTD of which the aggregate number of Units              Non-Voting    No vote
       to be issued other than on a pro rata basis
       to Unitholders does not exceed 20% of the total
       number of issued   Units  excluding treasury
       Units, if any   as calculated in accordance
       with    sub-paragraph below ; the Units to
       be issued under the Renounceable Rights
       Issues and Other Unit Issues shall not, in
       aggregate, exceed 100% of the      total number
       of issued Units excluding treasury Units, if
       any   as calculated in accordance with sub-paragraph
       below ; subject to such manner of
       calculation as may be prescribed by the SGX-ST
       for the purpose of determining the aggregate
       number of Units that may be issued under sub-paragraph
       above,   the total number of issued Units
       excluding treasury Units, if any  shall be
       based on the number of issued Units  excluding
       treasury Units, if any  at the time this CONTD

CONTD  CONTD  Resolution is passed, after adjusting              Non-Voting    No vote
       for; any new Units arising from  the conversion
       or exercise of any Instruments which are outstanding
       at the    time this Resolution is passed; and
       any subsequent bonus issue, consolidation or
       subdivision of Units; in exercising the authority
       conferred by this        Resolution, the Manager
       shall comply with the provisions of the Listing
       Manual of the SGX-ST for the time being
       in force  unless such compliance has  been
       waived by the SGX-ST  and the trust deed constituting
       AIMSAMPIREIT  as   amended   the Trust Deed
       for the time being in force  unless otherwise
       exempted or waived by the Monetary Authority
       of Singapore ; where the terms   of the issue
       of the Instruments provide for adjustment to
       the number of       Instruments or Units into
       which the Instruments may be converted, in
       the      event of rights, bonus CONTD

CONTD  CONTD or other capitalisation issues or any               Non-Voting    No vote
       other events, the Manager may     issue additional
       Instruments or Units notwithstanding that the
       authority      conferred by this Resolution
       may have ceased to be in force at the time
       the   Instruments or Units are issued; and
       to complete and do all such acts and     things
       including executing all such documents as
       may be required  as the     Manager or, as
       the case may be, the Trustee may consider expedient
       or         necessary or in the interest of
       AIMSAMPIREIT to give effect to the authority
       conferred by this Resolution;  Authority shall
       expires until the conclusion   of the next
       AGM of AIMSAMPIREIT or the date by which the
       next AGM of          AIMSAMPIREIT is required
       by applicable regulations to be held CONT

CONT   where the terms of the issue of the instruments           Non-Voting    No vote
       provide for adjustment to the number of instruments
       or Units into which the Instruments may be
       converted,   in the event of rights, bonus
       or other capitalization issues or any other
       events, the Manager may issue additional
       Instruments or Units notwithstanding that the
       authority conferred by this Resolution may
       have ceased to be in      force at the time
       the Instruments or Units are issued; and to
       complete and do all such acts and things (including
       executing all such documents as may be    required)
       as the Manager or, as the case may be, the
       Trustee may consider     expedient or necessary
       or in the interest of AIMSAMPIREIT to give
       effect to   the authority conferred by this
       resolution

4      Authorize the Manager, to fix the issue price             Mgmt          Against                        Against
       for Units that may be issued by way of placement
       pursuant to the 20% sub-limit for Other Unit
       Issues on a non pro rata basis referred to
       in Resolution 3 above, at a discount exceeding
       10% but not more than 20% of the price as determined
       in accordance with the       Listing Manual
       of the SGX-ST, until 31 DEC 2010 or such later
       date as may be  determined by the SGX-ST

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PROPERTIES LTD, SINGAPORE                                                          Agenda Number:  702333078
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00398100
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2009  and the reports
       of Directors and Auditors thereon

2      Declare the final tax exempt  One-Tier  dividend          Mgmt          For                            For
       of 4 cents per share for the YE 31 DEC 2009

3      Approve the payment of SGD 490,400 as Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2009

4      Re-elect Mr. Khor Thong Meng as a Director,               Mgmt          For                            For
       who retires pursuant to Article   94 of the
       Articles of Association of the Company

5      Re-elect Mr. Ang Keng Lam as a Director, who              Mgmt          For                            For
       retires pursuant to Article 94   of the Articles
       of Association of the Company

6      Re-elect Mr. Wan Fook Kong as a Director, who             Mgmt          For                            For
       retires pursuant to Article 94  of the Articles
       of Association of the Company

7      Re-appoint Mr. Jimmy Seet Keong Huat to hold              Mgmt          For                            For
       office until the next AGM        pursuant to
       Section 153(6) of the Companies Act  Chapter
       50

8      Re-appoint Messrs Foo Kon Tan Grant Thornton              Mgmt          For                            For
       as the Company's Auditors and    authorize
       the Directors to fix their remuneration

9      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the        Companies Act
       Cap.50  and the Listing Manual of the Singapore
       Exchange       Securities Trading Limited,
       to allot and issue shares of the Company  shares
       , whether by way of rights, bonus or otherwise,
       at any time and upon such     terms and conditions
       and for such purposes and to such persons as
       the         Directors may in their absolute
       discretion deem fit provided that: i) the
       aggregate number of shares to be issued
       pursuant to this resolution does not  exceed
       50% of the number of issued shares of the Company,
       of which the        aggregate number of shares
       to be issued other than on a pro rata basis
       to     shareholders of the Company does not
       exceed 20% of the number of issued       shares
       of the Company  to be calculated in such manner
       as may be prescribed   by Contd..

-      Contd.. the Singapore Exchange Securities Trading         Non-Voting    No vote
       Limited from time to time ; and ii)  authority
       expires the earlier of this resolution shall
       continue in   force until the conclusion of
       the next AGM of the Company or the date by
       which the next AGM of the Company is required
       by law to be held

10     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the        Companies Act
       Cap. 50 , to allot and issue shares in the
       Company to the      holders of options granted
       by the Company under the Allgreen Share Option
       Scheme  the Scheme  upon the exercise of
       such options and in accordance with  the rules
       of the Scheme provided always that the aggregate
       number of shares   to be allotted and issued
       pursuant to the Scheme shall not exceed 15%
       of the  total number of issued shares of the
       Company for the time being

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702496654
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of HSBC Institutional        Mgmt          For                            For
       Trust Services  Singapore  Limited  as trustee
       of A-REIT   the Trustee  the Statement by Ascendas
       Funds  Management (S) Limited  as manager of
       A-REIT   the Manager  and the Audited   Financial
       Statements of A-REIT for the FYE 31 MAR 2010
       and the Auditors'      report thereon

2      Re-appoint KPMG LLP as the Auditors of A-REIT             Mgmt          For                            For
       to hold office until the        conclusion
       of the next AGM of A-REIT and authorize the
       Manager to fix their   remuneration

3      Authorize the Manager to: issue units in A-REIT           Mgmt          Against                        Against
       Units  whether by way of     rights, bonus
       or otherwise; and/or make or grant offers,
       agreements or        options  collectively,
       Instruments  that might or would require Units
       to be   issued, including but not limited to
       the creation and issue of  as well as    adjustments
       to  securities, warrants, debentures or other
       instruments         convertible into Units,
       at any time and upon such terms and conditions
       and    for such purposes and to such persons
       as the Manager may in its absolute      discretion
       deem fit; and issue Units in pursuance of any
       Instrument made or   granted by the Manager
       while this Resolution was in force  notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in      force at the
       time such Units are issued  provided that:
       the aggregate number  of units CONTD..

CONT   ..CONTD to be issued pursuant to this resolution          Non-Voting    No vote
       including Units to be       issued in pursuance
       of instruments made or granted pursuant to
       this           resolution) shall not exceed
       50% of the total number of issued units
       excluding treasury Units, if any   as
       calculated in accordance with           sub-paragraph
       below  of which the aggregate number of units
       to be issued      other than on a pro rata
       basis to unitholders shall not exceed 20% of
       the     total number of issued units  excluding
       treasury units, if any   as           calculated
       in accordance with sub-paragraph below; subject
       to such manner of  calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited  the SGX-ST  for the purpose of determining
       the aggregate number of   units that may be
       issued under sub-paragraph above, the total
       number of       issued units  excluding treasury
       units, if any  CONTD..

CONT   ..CONTD shall be based on the number of issued            Non-Voting    No vote
       units   excluding treasury     Units, if any
       at the time this resolution is passed, after
       adjusting for:    any new units arising from
       the conversion or exercise of any Instruments
       which are outstanding at the time this
       resolution is passed; and any          subsequent
       bonus issue, consolidation or subdivision of
       Units; in exercising  the authority conferred
       this resolution, the Manager shall comply with
       the    provisions of the Listing Manual of
       the SGX-ST for the time being in force    unless
       such compliance has been waived by the SGX-ST
       and the trust deed     constituting A-REIT
       as amended   the Trust Deed   for the time
       being in      force  unless otherwise exempted
       or waived by the Monetary Authority of
       Singapore

CONT   ..CONTD [Authority expires earlier of the conclusion      Non-Voting    No vote
       of the next AGM of A-REIT or the date by which
       the next AGM of A-REIT is required by applicable
       regulations to be held]; where the terms of
       the issue of the Instruments may be converted,
       in the event of rights, bonus or other capitalization
       issues or any other events, the Manager is
       authorized to issue additional Instruments
       or Units pursuant to such adjustment not withstanding
       that the authority conferred by this resolution
       may have ceased to be in force at the time
       the instruments or Units are issued; and the
       authorize the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such document as may required]
       as the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interest of A-REIT to give effect
       to the authority conferred by this resolution




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702502673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve the distribution reinvestment plan to             Mgmt          For                            For
       be known as the "Ascendas Real Estate Investment
       Trust Distribution Reinvestment Plan" under
       which the Directors of the manager of A-REIT
       [the Directors] may, whenever the Directors
       have resolved that a distribution [including
       an interim, final, special or other distribution]
       be paid or declared on units in A-REIT [Units],
       that unit holders of A-REIT [Unitholders] entitled
       to such distribution may elect to receive an
       allotment of new Units each credited as fully
       paid in lieu of cash in respect of such distribution
       [further particulars of which are set out in
       the circular to Unit holders dated 03 JUN 2010;
       [ii] A-REIT's distribution date, as set out
       in A-REIT's trust deed dated 09 OCT 2002 constituting
       A-REIT [as amended] [the Trust Deed], be extended
       from 60 calendar days to 90 calendar days from
       the end of the applicable financial quarter
       of A-REIT [the "DRP Supplement"]; [iii] authorize
       the Ascendas Funds Management [S] Limited,
       as manager of A-REIT [the "Manager"], and/or
       HSBC institutional Trust Services [Singapore]
       Limited, as trustee of A-REIT [the "Trustee"];
       [a] to establish and administer the Distribution
       Reinvestment plan; [b] to modify and/or alter
       the Distribution Reinvestment Plan from time
       to time and to do all such acts and things
       and to enter into all such transactions and
       arrangements as may be necessary or expedient
       in order to give full effect to the Distribution
       Reinvestment Plan; and [c] to allot and issue
       from time to time such number of new Units
       as may be required to be allotted and issued
       pursuant to the Distribution Reinvestment Plan;
       [iv] unless revoked or varied by Unit holders
       in a general meeting, such authority shall
       continue in force; and [v] authorize the Manager,
       any Director and the Trustee to complete and
       do all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Distribution Reinvestment Plan [including
       the DRP Supplement]

E.2    Amend the Trust Deed with the Notice Supplement           Mgmt          For                            For
       [as defined in the circular] in the manner
       as specified in Appendix C of the Circular;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such document
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the Notice Supplement




--------------------------------------------------------------------------------------------------------------------------
 CAMBRIDGE INDUSTRIAL TRUST                                                                  Agenda Number:  702117424
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1082Q104
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  SG1T70931228
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU

E.1    Approve the distribution reinvestment plan to             Mgmt          For                            For
       be known as the "Cambridge Industrial Trust
       Distribution Reinvestment Plan" [the "Distribution
       Reinvestment Plan"], under which the Directors
       of the Manager of CIT [the "Directors"] may,
       whenever the Directors in general meeting have
       resolved that a distribution [including an
       interim, final, special or other distribution]
       be paid or declared on units in CIT ["Units"],
       resolve that unit holders of CIT ["Unit holders"]
       entitled to such distribution may elect to
       receive an allotment of new Units each credited
       as fully paid in lieu of cash in respect of
       such distribution [further particulars of which
       are set out in the circular to Unit holders
       dated 13 OCT 2009 [the "Circular"]; the CIT's
       distribution date, as set out in CIT's trust
       deed dated 31 MAR 2006 [as amended] [the "Trust
       Deed"], be extended from 60 days to 90 days
       from the end of the applicable financial quarter
       of CIT; authorize the Cambridge Industrial
       Trust Management Limited, as Manager of CIT
       [the "Manager"] and RBC Dexia Trust Services
       Singapore Limited, as trustee of CIT [the "Trustee"]:
       (a) to establish and administer the Distribution
       Reinvestment Plan; (b) to modify and/or alter
       the Distribution Reinvestment Plan from time
       to time and to do all such acts and things
       and to enter into all such transactions and
       arrangements as may be necessary or expedient
       in order to give full effect to the Distribution
       Reinvestment Plan; and (c) to allot and issue
       from time to time such number of new Units
       as may be required to be allotted and issued
       pursuant to the Distribution Reinvestment Plan;
       (iv) unless revoked or varied by Unit holders
       in a general meeting, such authority shall
       continue in force; and (v) authorize the Manager
       and the Trustee, to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       CIT to give effect to the Distribution Reinvestment
       Plan

2.     Approve the issue of new Units and/or convertible         Mgmt          For                            For
       securities or other instruments [including
       but not limited to warrants] which may be convertible
       into Units ["Convertible Securities"] for the
       12-month period from 30 OCT 2009, being the
       date of the EGM to 29 OCT 2010 or the date
       of CIT's AGM in 2010 [whichever is earlier],
       such that the number of new Units issued [and/or
       Units into which the Convertible Securities
       may be converted]: (a) by way of renounceable
       rights issues on a pro rata basis to Unit holders
       ["Renounceable Rights Issues"], does not exceed
       100.0% of the Base Figure [as specified]; and
       (b) by way of unit issues other than Renounceable
       Rights Issues ["Other Unit Issues"], does not
       exceed 50.0% of the Base Figure, of which the
       aggregate number of new Units issued [and/or
       Units into which the Convertible Securities
       may be converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unit holders, must not be
       more than 20.0% of the Base Figure, provided
       further that the Units to be issued under the
       Renounceable Rights Issues and Other Unit Issues
       shall not, in aggregate, exceed 100.0% of the
       Base Figure [the "General Mandate"]; subject
       to such calculation as may be prescribed by
       the SGX-ST, for the purpose of determining
       the aggregate number of Units and Convertible
       Securities that may be issued as specified
       in this resolution, the Base Figure shall be
       based on the number of Units in issue as at
       30 OCT 2009, being the date of the EGM, after
       adjusting for: (i) new Units arising from the
       conversion or exercise of any Convertible Securities;
       or (ii) any subsequent bonus issue, consolidation
       or subdivision of Units; pursuant to the general
       mandate, the Manager, may issue Units arising
       from the conversion of the Convertible Securities
       notwithstanding that the general mandate may
       have ceased to be in force at the time the
       Units are to be issued; where the terms of
       the issue of the Convertible Securities provide
       for adjustment to the number of Convertible
       Securities in the event of rights, bonus or
       other capitalization issues or any other events,
       the Manager may issue additional Convertible
       Securities notwithstanding that the general
       mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and authorize the Manager and the Trustee,
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager or, as the
       case may be, the Trustee may consider expedient
       or necessary or in the interest of CIT to give
       effect to the general mandate

E.3    Amend the Trust Deed with the Unit Issue Supplement       Mgmt          For                            For
       [as specified]; and authorize the Manager and
       the Trustee, to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager or, as the
       case may be, the Trustee may consider expedient
       or necessary or in the interest of CIT to give
       effect to the Unit Issue Supplement

E.4    Amend the Trust Deed with the Acquisition Fee             Mgmt          For                            For
       and Disposal Fee Supplement, as specified;
       and authorize the Manager and the Trustee to
       complete and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interest of CIT to give effect to
       the Acquisition Fee and Disposal Fee Supplement

E.5    Amend the Trust Deed with the Equity Fund Raising         Mgmt          For                            For
       Supplement, as specified; and authorize the
       Manager and the Trustee, to complete and do
       all such acts and things [including executing
       all such documents as may be required] as the
       Manager or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interest of CIT to give effect to the Equity
       Fund Raising Supplement

       PLEASE NOTE THAT THE ACT ALLOWS US TO SUBMIT              Non-Voting    No vote
       NOT MORE THAN 2 PROXIES TO ATTEND THE SAME
       MEETING. IN THE EVENT THAT MORE THAN ONE CLIENT
       WISHES TO ATTEND THE SAME MEETING, THE PROXY
       WILL BE ISSUED TO THE CLIENT WITH THE HIGHEST
       HOLDING.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  702338725
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of HSBC Institutional        Mgmt          For                            For
       Trust Services              (Singapore) Limited,
       as trustee of CCT (the Trustee), the Statement
       by        CapitaCommercial Trust Management
       Limited, as Manager of CCT (the  Manager)
       and the audited financial statements of CCT
       for the FYE   ended 31 DEC 2009   and the Auditors'
       report thereon

2      Re-appointment of Messrs KPMG LLP as the Auditors         Mgmt          For                            For
       of CCT to hold office until the conclusion
       of the next AGM of CCT, and authorise the Manager
       to fix their remuneration

3      Authorize the Manager, to: (a) (i) issue units            Mgmt          Against                        Against
       in CCT (Units) whether by way  of rights, bonus
       or otherwise; and/or (ii) make or grant offers,
       agreements   or options (collectively, Instruments)
       that might or would require Units to   be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) securities,
       warrants, debentures or other instruments
       convertible into Units, at any time
       and upon such terms and conditions and    for
       such purposes and to such persons as the Manager
       may in its absolute      discretion deem fit;
       and (b) issue Units in pursuance of any Instrument
       made  or granted by the Manager while this
       Resolution was in force (notwithstanding that
       the.CONTD

-      CONTD.authority conferred by this Resolution              Non-Voting    No vote
       may have ceased to be in force), provided that:
       (1) the aggregate number of Units to be issued
       pursuant to     this Resolution (including
       Units to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       shall not exceed 50% of the      total number
       of issued Units (excluding treasury Units,
       if any) (as           calculated in accordance
       with this resolution), of which the aggregate
       number of Units to be issued other than on
       a pro rata basis to Unitholders does not  exceed
       20% of the total number of issued Units (excluding
       treasury Units, if  any) (as calculated in
       accordance with this resolution); (2) subject
       to such  manner of calculation.CONTD

-      CONTD.as may be prescribed by the Singapore               Non-Voting    No vote
       Exchange Securities Trading       Limited (SGX-ST)
       for the purpose of determining the aggregate
       number of Units that may be issued under this
       resolution, the total number of issued Units
       (excluding treasury Units, if any) shall
       be based on the number of issued     Units
       (excluding treasury Units, if any) at the time
       this Resolution is       passed, after adjusting
       for: (a) any new Units arising from the conversion
       or exercise of any Instruments which are outstanding
       at the time this Resolution is passed; and
       (b) any subsequent bonus issue, consolidation
       or subdivision   of Units; (3) in exercising
       the authority conferred by this Resolution,
       the   Manager.CONTD

-      CONTD.shall comply with the provisions of the             Non-Voting    No vote
       Listing Manual of the SGX-ST    for the time
       being in force (unless such compliance has
       been waived by the    SGXST) and the trust
       deed constituting CCT (as amended) (the Trust
       Deed) for  the time being in force (unless
       otherwise exempted or waived by the Monetary
       Authority of Singapore);  Authority expires
       the earlier or until the          conclusion
       of the next AGM of CCT or the date by which
       the next AGM of CCT is required by applicable
       regulations to be held ; where the terms of
       the issue  of the Instruments provide for adjustment
       to the number of Instruments or     Units into
       which the Instruments may be converted, in
       the event of.CONTD

-      CONTD.rights, bonus or other capitalization               Non-Voting    No vote
       issues or any other events, and   to issue
       additional Instruments or Units pursuant to
       such adjustment          notwithstanding that
       the authority conferred by this Resolution
       may have      ceased to be in force at the
       time the Instruments or Units are issued; and
       to complete and do all such acts and things
       (including executing all such        documents
       as may be required) as the Manager or, as the
       case may be, the      Trustee may consider
       expedient or necessary or in the interest of
       CCT to give effect to the authority conferred
       by this Resolution

4      Authorize the Manager, contingent on the passing          Mgmt          Against                        Against
       of Resolution 3, to fix the  issue price for
       Units that may be issued by way of placement
       pursuant to the  20% sub-limit for the issue
       of Units on a non pro rata basis referred to
       in   Resolution 3, at a discount exceeding
       10% but not more than 20% of the price  as
       determined in accordance with the Listing Manual
       of the SGX-ST, until 31   DEC 2010 or such
       later date as may be determined by the SGX-ST

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  702112070
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Public Offering of the issued ordinary        Mgmt          For                            For
       shares held by the Company in the share capital
       of Capital and Retail Limited [to be renamed
       CapitaMalls Asia Limited] ["CapitaMalls Asia"],
       provided that the Company retains majority
       control of CapitaMalls Asia immediately after
       the Proposed Offering; and authorize the Directors
       of the Company and/or any of them to complete
       and to do all such acts and things [including
       approving, amending, modifying, supplementing
       and executing such documents as may be required],
       as they and/or he may consider necessary or
       expedient to give effect to the transactions
       contemplated and/or authorized by this resolution

       PLEASE NOTE THAT THE ACT ALLOWS TO SUBMIT NOT             Non-Voting    No vote
       MORE THAN 2 PROXIES TO ATTEND THE SAME MEETING.
       IN THE EVENT THAT MORE THAN ONE CLIENT WISHES
       TO ATTEND THE SAME MEETING, THE PROXY WILL
       BE ISSUED TO THE CLIENT WITH THE HIGHEST HOLDING.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  702300598
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and  76E of the
       Companies Act, Chapter 50 (the 'Companies Act'),
       to purchase or    otherwise acquire ordinary
       shares in the capital of the Company (Shares)
       not  exceeding in aggregate the Maximum Limit
       (as specified), at such price or     prices
       as may be determined by the Directors from
       time to time up to the      Maximum Price (as
       specified), whether by way of: CONTD

-      CONTD (i) market purchase(s) on the Singapore             Non-Voting    No vote
       Exchange Securities Trading     Limited (SGX-ST)
       and/or any other stock exchange on which the
       Shares may for  the time being be listed and
       quoted (Other Exchange); and/or (ii) off-market
       purchase(s) (if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange)
       in accordance with any equal access scheme(s)
       as may be       determined or formulated by
       the Directors as they consider CONTD

-      CONTD fit, which scheme(s) shall satisfy all              Non-Voting    No vote
       the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other
       laws and            regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being be applicable, (the
       Share Purchase Mandate);           Authority
       expires the earlier of the date on which the
       next AGM of the        Company is held or the
       date by which the next AGM of the Company is
       required  by law to be CONTD

-      CONTD held ; and to complete and do all such              Non-Voting    No vote
       acts and things (including       executing
       such documents as may be required) as they
       and/or he may consider   expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution

2      Approve a new performance share plan to be known          Mgmt          For                            For
       as the 'CapitaLand           Performance Share
       Plan 2010' (the 'CapitaLand PSP 2010'), the
       rules of which, for the purpose of identification,
       have been subscribed to by the Chairman of
       the Meeting, under which awards (PSP Awards)
       of fully paid-up Shares, their   equivalent
       cash value or combinations thereof will be
       granted, free of        payment, to selected
       employees (including Executive Directors) CONTD

-      CONTD of the Company, its subsidiaries and associated     Non-Voting    No vote
       Companies, details of   which are as specified;
       and authorize the Directors of the Company:
       (i) to    establish and administer the CapitaLand
       PSP 2010; and (ii) to modify and/or   alter
       the CapitaLand PSP 2010 at any time and from
       time to time, provided     that such modification
       and/or alteration is effected in accordance
       with the   provisions of the CapitaLand PSP
       2010, and to do all such acts and to enter
       CONTD

-      CONTD into all such transactions and arrangements         Non-Voting    No vote
       as may be necessary or      expedient in order
       to give full effect to the CapitaLand PSP 2010;
       and to     grant PSP Awards in accordance with
       the provisions of the CapitaLand PSP 2010 and
       to allot and issue from time to time such number
       of fully paid-up Shares  as may be required
       to be delivered pursuant to the vesting of
       PSP Awards      under the CapitaLand PSP 2010,
       provided that the aggregate CONTD

-      CONTD number of new Shares allotted and issued            Non-Voting    No vote
       and/or to be allotted and      issued, when
       aggregated with existing Shares (including
       Shares held in        treasury and cash equivalents)
       delivered and/or to be delivered, pursuant
       to  the CapitaLand PSP 2010, the CapitaLand
       RSP 2010 (as specified Resolution 3), and all
       Shares, options or awards granted under any
       other share schemes of    the Company then
       in force, shall not exceed 8% of the total
       number of issued  Shares (excluding treasury
       shares) from time to time

3      Approve a new restricted share plan to be known           Mgmt          For                            For
       as the 'CapitaLand Restricted Share Plan 2010'
       (the 'CapitaLand RSP 2010'), the rules of which,
       for the     purpose of identification, have
       been subscribed to by the Chairman of the
       Meeting, under which awards (RSP Awards)
       of fully paid-up Shares, their       equivalent
       cash value or combinations thereof will be
       granted, free of        payment, to selected
       employees (including Executive Directors CONTD

-      CONTD and Non-Executive Directors of the Company,         Non-Voting    No vote
       its subsidiaries and        associated companies,
       details of which are as specified; and authorize
       the    Directors of the Company: (i) to establish
       and administer the CapitaLand RSP  2010; and
       (ii) to modify and/or alter the CapitaLand
       RSP 2010 at any time and from time to time,
       provided that such modification and/or alteration
       is       effected in accordance with the provisions
       of the CapitaLand CONTD

-      CONTD RSP 2010, and to do all such acts and               Non-Voting    No vote
       to enter into all such            transactions
       and arrangements as may be necessary or expedient
       in order to    give full effect to the CapitaLand
       RSP 2010; and to grant RSP Awards in
       accordance with the provisions of the CapitaLand
       RSP 2010 and to allot and    issue from time
       to time such number of fully paid-up Shares
       as may be         required to be delivered
       pursuant to the vesting of RSP Awards under
       the      CONTD

-      CONTD CapitaLand RSP 2010, provided that the              Non-Voting    No vote
       aggregate number of new Shares   allotted and
       issued and/or to be allotted and issued, when
       aggregated with    existing Shares (including
       Shares held in treasury and cash equivalents)
       delivered and/or to be delivered, pursuant
       to the CapitaLand RSP 2010, the    CapitaLand
       PSP 2010 (as specified in Resolution 2), and
       all Shares, options   or awards granted under
       any other share schemes of the Company then
       in CONTD

-      CONTD force, shall not exceed 8% of the total             Non-Voting    No vote
       number of issued Shares         (excluding
       treasury shares) from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  702297210
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2009 and the Auditors' report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.055 per share and a special 1-tier dividend
       of SGD 0.05 per share for the YE 31 DEC 2009

3.     Approve the Directors' fees of SGD 1,183,331              Mgmt          For                            For
       for the YE 31 DEC 2009

4.a    Re-appointment of Dr. Hu Tsu Tau as a Director,           Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.b    Re-appointment of Mr. Richard Edward Hale as              Mgmt          For                            For
       a Director, who retires under Section 153(6)
       of the Companies Act, Chapter 50 of Singapore
       to hold office from the date of this AGM until
       the next AGM

5.a    Re-election of Mr. Peter Seah Lim Huat as a               Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 95 of the Articles of Association
       of the Company

5.b    Re-election of Mr. Liew Mun Leong as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.a    Re-election of Dr. Fu Yuning as a Director,               Mgmt          For                            For
       who retires pursuant to Article 101 of the
       Articles of Association of the Company

6.b    Re-election of Mr. John Powell Morschel as a              Mgmt          For                            For
       Director, who retires pursuant to Article 101
       of the Articles of Association of the Company

7.     Re-appointment of the Messrs KPMG LLP as the              Mgmt          Against                        Against
       Auditors of the Company and to authorize the
       Directors to fix their remuneration

8.     Transact such other business                              Non-Voting    No vote

9.     Appointment of Mr. Ng Kee Choe as a Director              Mgmt          For                            For
       pursuant to Article 101 of the Articles of
       Association of the Company, with effect from
       16 APR 2010

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or to make grant offers
       agreements or options [collectively Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force; the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       dose not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under this Resolution, the
       total number of issued shares [excluding treasury
       shares] shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires the earlier or at the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALLS ASIA LTD                                                                        Agenda Number:  702319662
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1122V105
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  SG1Z05950543
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2009 and the Auditors' report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.01 per share for the YE 31 DEC 2009

3.     Approve Directors' fees of SGD 86,200 for the             Mgmt          For                            For
       YE 31 DEC 2009

4.     Re-elect Mr. Liew Mun Leong, who retires by               Mgmt          For                            For
       rotation pursuant to Article 95 of the Articles
       of Association of the Company

5.1    Re-elect Ms. Jennie Chua as a Director, who               Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

5.2    Re-elect Mr. Sunil Tissa Amarasuriya as a Director,       Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Articles of Association of the Company

5.3    Re-elect Dr. Fu Yuning as a Director, who retires         Mgmt          For                            For
       by rotation pursuant to Article 101 of the
       Articles of Association of the Company

5.4    Re-elect Dr. Loo Choon Yong as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

5.5    Re-elect Mrs. Arfat Pannir Selvam as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Articles of Association of the Company

5.6    Re-elect Professor Tan Kong Yam as a Director,            Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Articles of Association of the Company

5.7    Re-elect Mr. Hiroshi Toda as a Director, who              Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

5.8    Re-elect Mr. Yap Chee Keong as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

6.     Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          Against                        Against
       and authorize the Directors to fix their remuneration

7.     Transact such other ordinary business                     Non-Voting    No vote

8.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Capital
       50 of Singapore: (a) (i) issue shares in the
       capital of the Company ["shares"] whether by
       way of rights, bonus or otherwise; and/or (ii)
       make or grant offers, agreements or options
       [collectively, "Instruments"] that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (b) (notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: (1) the aggregate number of shares to
       be issued pursuant to this Resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with subparagraph
       (2) below); (2) (subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited ["SGX-ST"]]
       for the purpose of determining the aggregate
       number of shares that may be issued under subparagraph
       (1) above, the total number of issued shares
       [excluding treasury shares] shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: (I) new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       (II) any subsequent bonus issue, consolidation
       or subdivision of shares; (3) in exercising
       the authority conferred by this Resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

8.b    Authorize the Directors to: (a) grant awards              Mgmt          Against                        Against
       in accordance with the provisions of the CapitaMalls
       Asia Performance Share Plan ["Performance Share
       Plan"] and/or the CapitaMalls Asia Restricted
       Stock Plan [the "Restricted Stock Plan"] [the
       Performance Share Plan and the Restricted Stock
       Plan together being referred to as the "Share
       Plans"]; and (b) allot and issue from time
       to time such number of fully paid shares in
       the Company as may be required to be issued
       pursuant to the vesting of awards granted under
       the Share Plans, provided that the aggregate
       number of shares to be issued pursuant to the
       vesting of awards granted under the Share Plans
       shall not exceed 15% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CDL HOSPITALITY REAL ESTATE INVESTMENT TRUST                                                Agenda Number:  702318115
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1233P104
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  SG1T66931158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the report of M and C Business Trust Management     Mgmt          For                            For
       Limited, as             trustee-Manager of
       HBT, the statement by the Chief Executive Officer
       of the   HBT Trustee-Manager, the report of
       DBS Trustee Limited, as trustee of H-REIT,
       the report of M and C REIT Management Limited,
       as Manager of H-REIT and the   audited financial
       statements of HBT, H-REIT and CDL Hospitality
       Trusts for    the YE 31 DEC 2009 and the Auditors'
       report thereon

2      Re-appoint Messrs KPMG LLP as the Independent             Mgmt          For                            For
       Auditors of H-REIT and HBT and  to hold office
       until the conclusion of the next AGMs of H-REIT
       and HBT, and   authorize the H-REIT Manager
       and the HBT Trustee-Manager to fix their
       remuneration

3      Authorize the H-REIT Manager and the HBT Trustee-Manager, Mgmt          Against                        Against
       to issue new units  in H-REIT and new units
       in HBT, together with H-REIT Units, the Stapled
       Securities whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options that might or would require
       Stapled Securities  to be issued, including
       but not limited to the creation and issue of
       securities, warrants, debentures or
       other instruments convertible into        stapled
       securities, at any time and upon such terms
       and conditions and for    such purposes and
       to such persons as the H-REIT Manager and the
       HBT           Trustee-Manager may in their
       absolute discretion deem fit; and issue Stapled
       Securities in pursuance of any Instrument
       made or granted by the H-REIT       Manager
       and the HBT Trustee-Manager CONTD

-      CONTD while this resolution was in force, provided        Non-Voting    No vote
       that the aggregate number  of Stapled Securities
       to be issued  until 31 DEC 2010 or such later
       date as   may be determined by Singapore Exchange
       Securities Trading Limited  the       SGX-ST
       by way of renounceable rights issues on a
       pro rata basis to holders   of Stapled Securities,
       shall not exceed 100% of the total number of
       issued    Stapled Securities  excluding treasury
       H-REIT Units and treasury HBT Units,   if any
       ; and by way of unit issues other than Renounceable
       Rights Issues      shall not exceed 50% of
       the total number of issued Stapled Securities
       excluding treasury H-REIT Units and
       treasury HBT Units, if any  of which the  aggregate
       number of Stapled Securities to be issued other
       than on a pro rata  basis to Security Holders
       CONTD

-      CONTD shall not exceed 20% of the total number            Non-Voting    No vote
       of issued Stapled Securities   excluding treasury
       H-REIT Units and treasury HBT Units, if any
       ; the Stapled  Securities to be issued under
       the Renounceable Rights Issues and Other Unit
       Issues shall not, in aggregate, exceed 100%
       of the total number of issued     Stapled Securities
       excluding treasury H-REIT Units and treasury
       HBT Units,   if any ; subject to such manner
       of calculation as may be prescribed by the
       SGX-ST for the purpose of determining the
       aggregate number of Stapled         Securities
       that may be issued, the total number of issued
       Stapled Securities  excluding treasury H-REIT
       Units and treasury HBT Units, if any  shall
       be      based on the number of issued Stapled
       Securities  excluding treasury H-REIT   Units
       and treasury HBT Units, if any , CONTD

-      CONTD after adjusting for: any new Stapled Security       Non-Voting    No vote
       arising from the          conversion or exercise
       of any Instruments which are outstanding at
       the time   this resolution is passed; and any
       subsequent bonus issue, consolidation or
       subdivision of Stapled Securities; the H-REIT
       Manager and the HBT             Trustee-Manager
       shall comply with the provisions of the Listing
       Manual of the SGX-ST for the time being in
       force, the Business Trusts Act, Chapter 31A
       of   Singapore for the time being in force,
       the trust deed constituting H-REIT  as amended
       for the time being in force and the trust
       deed constituting HBT for  the time being in
       force;  Authority expires the earlier of the
       conclusion of  the next AGM of H-REIT and HBT
       or the date by which the next AGM of H-REIT
       and HBT are required by law to be held

4      Authorize the H-REIT Manager and the HBT Trustee-Manager  Mgmt          Against                        Against
       to fix the issue     price or, as the case
       may be, issue price range of new Stapled Securities
       that may be issued by way of placement
       pursuant to the 20% sub limit for      Other
       Unit Issues on a non pro rata basis referred
       to in Resolution 3 above,  at a discount exceeding
       10% but not more than 20% of the price as determined
       in accordance with the Listing Manual of the
       SGX-ST, until 31 DEC 2010 or     such later
       date as may be determined by the SGX-ST

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702116167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the JV Agreement [as specified]        Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; and authorize
       any 1 Director of the Company on behalf of
       the Company to execute any such other documents,
       instruments and agreements and to do any such
       acts or things deemed by him to be incidental
       to m ancillary to or in connection with the
       matters contemplated in the JV Agreement and
       the transactions contemplated there under including
       the affixing of common seal there on

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702389013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Independent Auditor's report for the FYE 31
       DEC 2009

2.a    Re-elect Mr. Kong Qingping as a Director                  Mgmt          For                            For

2.b    Re-elect Mr. Xiao Xiao as a Director                      Mgmt          For                            For

2.c    Re-elect Mr. Dong Daping as a Director                    Mgmt          For                            For

2.d    Re-elect Mr. Nip Yun Wing as a Director                   Mgmt          For                            For

2.e    Re-elect Mr. Lin Xiaofeng as a Director                   Mgmt          Against                        Against

2.f    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.g    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HK 13   cents per
       share

5      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   to fix their remuneration

6      Authorize the Directors the general and unconditional     Mgmt          For                            For
       mandate to repurchase   shares in the capital
       of the Company up to 10% of the issued share
       capital of the Company

7      Authorize the Directors the general and unconditional     Mgmt          Against                        Against
       mandate to allot, issue and deal with new shares
       not exceeding 20% of the issued share capital
       of the Company

8      Approve the extension of the authority granted            Mgmt          Against                        Against
       to the Directors by Resolution 7 above by adding
       the number of shares repurchased pursuant to
       the authority  granted to the Directors by
       Resolution 6 above

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419484.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702373678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419530.pdf

1.     Ratify and approve the New CSCECL Group Engagement        Mgmt          For                            For
       Agreement (as specified) and the transactions
       contemplated thereunder and the implementation
       thereof, and to approve the New Cap (as defined)




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702069370
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve, confirm and ratify the conditional               Mgmt          For                            For
       sale and purchase agreement [the Sale and Purchase
       Agreement] dated 31 JUL 2009 entered into between
       Central New Investments Limited [the Vendor]
       and the Company [the Purchaser] as specified,
       in all respects and all the transactions contemplated
       pursuant to the Sale and Purchase Agreement;
       and authorize any one Director of the Company
       or any other person by the Board of Directors
       of the Company from time to time be and are
       to sign, execute, perfect and deliver and where
       required, affix the common seal of the Company
       to, all such documents, instruments and deeds,
       and do all such actions which are in his opinion
       necessary, appropriate, desirable or expedient
       for the implementation and completion of the
       Sale and Purchase Agreement, all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in his opinion, appropriate, desirable or expedient
       in the context of the Acquisition and are in
       the best interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702392488
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the    Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wu Xiangdong as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.3    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          For                            For

3.4    Re-elect Mr. Du Wenmin as a Director                      Mgmt          For                            For

3.5    Re-elect Mr. Wang Shi as a Director                       Mgmt          Against                        Against

3.6    Re-elect Mr. Ma Si Hang Frederick as a Director           Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4      Re-appoint the Auditor and authorize the Directors        Mgmt          For                            For
       to fix their remuneration

5      Grant a general mandate to the Directors to               Mgmt          For                            For
       repurchase shares of the Company

6      Grant a general mandate to the Directors to               Mgmt          Against                        Against
       issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   new shares

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423765.pdf




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH PROPERTY OFFICE FUND                                                           Agenda Number:  702250604
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q27075102
    Meeting Type:  OGM
    Meeting Date:  16-Mar-2010
          Ticker:
            ISIN:  AU000000CPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 1 TO 4 AND VOTES CAST   BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE        PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO
       EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE  OR VOTE "ABSTAIN"  FOR   THE RELEVANT
       PROPOSAL ITEMS.

1      Ratify and approve, for the purposes of ASX               Mgmt          For                            For
       Listing Rules 7.1 and 7.4 and for all other
       purposes, the issue of 109,890,110 ordinary
       units in Commonwealth   Property Office Fund
       to institutional investors more particularly
       referred in the explanatory statement accompanying
       the notice of meeting of unitholders   of the
       Commonwealth Property Office Fund dated 19
       FEB 2010

2      Ratify and approve, for the purposes of ASX               Mgmt          For                            For
       Listing Rules 7.1 and 7.4 and for all other
       purposes, that the issue of Convertible Notes
       details of which are set out in the explanatory
       statement accompanying the notice of meeting
       of    unitholders of the Commonwealth Property
       Office Fund dated 19 FEB 2010        having
       a face value of AUD 192,501,386 and which are
       notionally convertible   into 169,231,988 ordinary
       units in Commonwealth Property Office Fund

3      Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       7.1 and for all other purposes,  the issue
       of ordinary units in Commonwealth Property
       Office Fund upon any     exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Convertible Notes  details of which
       are set out in the explanatory statement  accompanying
       the notice of meeting of unitholders of the
       Commonwealth         Property Office Fund dated
       19 FEB 2010  having a face value of AUD 7,498,614
       and which are notionally convertible into
       6,592,188 ordinary units in         Commonwealth
       Property Office Fund

4      Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.11 and for all other          purposes,
       the issue of 15,890,452 ordinary units to Commonwealth
       Managed      Investments Limited as payment
       of its performance fees  details of which are
       set out in the explanatory statement accompanying
       the notice of meeting of    unitholders of
       the Commonwealth Property Office Fund dated
       19 FEB 2010 ; and  for the purpose of ASX Listing
       Rules 10.11 and 10.13.3 and for all other
       purposes, the issue of ordinary units to
       Commonwealth Managed Investments     Limited
       as payment of any performance fees which become
       payable in respect of any six-month period
       from 01 JAN 2010 to 31 DEC 2012  details of
       the basis of calculation of which are set out
       in the explanatory statement accompanying
       the notice of meeting of unitholders of the
       Commonwealth Property Office Fund dated 19
       FEB 2010




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  702105239
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE [OR
       VOTE "ABSTAIN"] FOR THE RELEVANT PROPOSAL ITEMS.

       To present the Directors' report, financial               Non-Voting    No vote
       statements and independent Auditor's report
       for the FYE 30 JUN 2009

1.     Ratify, the continuing appointment of Christopher         Mgmt          For                            For
       T. Beare as a Director of Dexus Funds Management
       Limited

2.     Ratify, the initial appointment of John C. Conde          Mgmt          For                            For
       AO as a Director of Dexus Funds Management
       Limited

3.     Ratify, the initial appointment of Peter B.               Mgmt          For                            For
       St. George as a Director of Dexus Funds Management
       Limited

4.     Ratify, for the purposes of ASX Listing Rule              Mgmt          For                            For
       7.1 and 7.4, the issue of 138,500,000 stapled
       securities, each comprising a unit in each
       of Dexus Diversified Trust, Dexus Industrial
       Trust, Dexus Office Trust and Dexus Operations
       Trust, [Security] to certain institutional
       and sophisticated investors at AUD 0.65 per
       Security issued on 21 APR 2009 as specified

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 FKP PROPERTY GROUP                                                                          Agenda Number:  702135105
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3930V102
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  AU000000FKP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider/discuss the financial report,        Non-Voting    No vote
       the Directors' report and the Auditor's report
       for the FKP Property Group, the Company and
       the Trust for the YE 30 JUN 2009

1.     Re-elect Mr. Seng Huang Lee as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.3 of the Company's Constitution

2.     Re-elect Mr. Leonard McKinnon as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       the Clause 10.3 of the Company's Constitution

3.     Re-elect Mr. Gregory Dyer as a Director, who              Mgmt          For                            For
       retires in accordance with the Clause 10.8
       of the Company's Constitution

4.     Adopt, for the purposes of Section 250R(2) of             Mgmt          For                            For
       the Corporations Act 2001 [C'th] and for all
       other purposes, the remuneration report for
       the YE 30 JUN 2009

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GLORIOUS PROPERTY HOLDINGSLIMITED                                                           Agenda Number:  702166883
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12626
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  KYG3940K1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the Equity Acquisition Agreement       Mgmt          For                            For
       dated 20 NOV 2009 [as specified] entered into
       between [Wuxi Wangjiarui Co., Ltd.] as purchaser
       and [Jiangsu Rongsheng Shipbuilding Co. Ltd.]
       as vendor for the sale and purchase of the
       entire equity interest in either one or two
       Companies to be established by the Vendor for
       holding the project sites located at [No.143,
       Xu Jia Hui Road, west of Cao Xi North Road,
       north of Huating Hotel, Shanghai, PRC] with
       a gross site area of approximately 26,221.8
       square metres and [No. 292 Cao He Jing Road,
       east of Cao Xi North Road, west of the planned
       Cao East Road, north of the No. 3 metro line
       and south of Zhongshan South Second Road, Shanghai,
       PRC] with a gross site area of approximately
       17,610.9 square metres, respectively [the Acquisition
       Agreement] and the transactions contemplated
       under the Acquisition Agreement; and authorize
       any one Director of the Company to sign, execute,
       perfect and deliver all such documents and
       to affix the common seal of the Company on
       any such document as and when necessary and
       do all such deeds, acts, matters and things
       as he may in his discretion consider necessary
       or desirable for the purpose of or in connection
       with the implementation of the Acquisition
       Agreement and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 GLORIOUS PROPERTY HOLDINGSLIMITED                                                           Agenda Number:  702401960
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12626
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  KYG3940K1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428404.pdf

1      Approve the audited financial statements of               Mgmt          For                            For
       the Company and the reports of    the Directors
       and the Auditor for the YE 31 DEC 2009

2      Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009

3.a    Re-election of Mr. Zhang Zhi Rong as a Director           Mgmt          Against                        Against
       of the Company

3.b    Re-election of Mr. Ding Xiang Yang as a Director          Mgmt          For                            For
       of the Company

3.c    Re-election of Mr. Cheng Li Xiong as a Director           Mgmt          For                            For
       of the Company

3.d    Re-election of Mr. Xia Jing Hua as a Director             Mgmt          For                            For
       of the Company

4      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration for   all Directors

5      Re-appointment of PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors and to authorize the Board of
       Directors of the Company to fix its remuneration

6.A    Authorize the board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company not exceeding 20% of the issued
       share        capital of the Company as at the
       date of passing of this resolution

6.B    Authorize the board of Directors of the Company           Mgmt          For                            For
       to repurchase shares of the   Company not exceeding
       10% of the issued share capital of the Company
       as at    the date of passing of this resolution

6.C    Approve to extend, conditional upon the above             Mgmt          Against                        Against
       resolution nos. 6A and 6B being duly passed,
       the general mandate to allot shares of the
       Company by adding the aggregate nominal amount
       of the repurchased shares to the general mandate




--------------------------------------------------------------------------------------------------------------------------
 GOLDCREST CO.,LTD.                                                                          Agenda Number:  702470876
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17451105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  JP3306800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  702078165
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 1 AND 2 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE 'ABSTAIN') FOR THE RELEVANT PROPOSAL ITEMS.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       BOTH THE COMPANY AND THE TRUST. THANK YOU.

1.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules, the issue to Macquarie
       MSSits and CIC of the specified options in
       aggregate: 294,000,000 options at an exercise
       price of AUD 0.30 [as adjusted to AUD 0.2464
       specified completion of the August 2009 entitlement
       offer]; and 255,300,000 options at an exercise
       price of AUD 0.40 [as adjusted to AUD 0.3464
       specified completion of the AUG 2009 entitlement
       offer], each of which on such terms as specified

2.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules the issue to CIC
       of 5,000 exchangeable Hybrid Securities on
       such terms as specified




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  702139747
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4, 5, 6, 7 AND VOTES CAST BY ANY
       INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
       THE PASSING OF THE PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT
       TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE
       [OR VOTE "ABSTAIN"] FOR THE RELEVANT PROPOSAL
       ITEMS.

       Consider the annual report of Goodman                     Non-Voting    No vote

1.     Re-elect Mr. Ian Ferrier as a Director of Goodman,        Mgmt          For                            For
       who retires by rotation in accordance with
       the Constitution and the Listing Rules

2.     Re-elect Mr. Jim Sloman as a Director of Goodman,         Mgmt          Against                        Against
       who retires by rotation in accordance with
       the Constitution and the Listing Rules

       PLEASE NOTE THAT RESOLUTION 3 IS FOR THE COMPANY.         Non-Voting    No vote
       THANK YOU.

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2009

       PLEASE NOTE THAT RESOLUTION 4 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

S.4    Ratify and approve the issue of 416,947,757               Mgmt          For                            For
       Stapled Securities on 26 AUG 2009 and the issue
       of 9,458,926 Stapled Securities on 16 SEP 2009
       to certain institutional and other sophisticated
       investors at AUD 0.40 per Stapled Security,
       as specified, for all purposes [including for
       the purposes of Listing Rules 7.1 and 7.4 and
       ASIC Class Order 05/26]

       PLEASE NOTE THAT RESOLUTION 5 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

5.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules [including for the purposes of Listing
       Rule 7.1], the issue of Stapled Securities
       in satisfaction of the distributions payable
       under the Exchangeable Hybrid Securities issued
       on 16 OCT 2009 for a period of 13 months from
       the date of this approval

       PLEASE NOTE THAT RESOLUTION 6 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

6.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules, the Long Term Incentive Plan [LTIP]
       for a period of 3 years from the date of this
       approval

       PLEASE NOTE THAT RESOLUTION 7 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

7.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules, the grant of up to 8,000,000 Performance
       Rights at any time until the second anniversary
       of this approval, to Mr. Gregory Goodman on
       such terms as specified




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  702363487
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  10-May-2010
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSAL 11 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN    FUTURE BENEFIT YOU SHOULD NOT VOTE
       (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEM.

-      To receive the Directors' report and financial            Non-Voting    No vote
       statements for the YE 31 DEC   2009 together
       with the Auditor's report

1      Re-elect Ms. Anne McDonald as a Director of               Mgmt          For                            For
       the Company, who retires in       accordance
       with rule 49 of the Company's Constitution

2      Election of Mr. Rob Ferguson as a Director of             Mgmt          For                            For
       the Company

3      Election of Mr. Brendan Crotty as a Director              Mgmt          For                            For
       of the Company

4      Election of Dr. Eileen Doyle as a Director of             Mgmt          For                            For
       the Company

5      Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2009

S.6    Approve the amendments to the Constitution as             Mgmt          For                            For
       set out in the Explanatory      Memorandum
       to this notice of the meeting

S.7    Approve the amendments to the Trust Deed as               Mgmt          For                            For
       set out in the Explanatory        Memorandum
       to this notice of the meeting

8      Approve, subject to Unitholders passing Resolution        Mgmt          For                            For
       9 below, for the purposes  of Section 254H
       of the Corporations Act and for all other purposes,
       to        consolidate the issued capital of
       the Company on the basis that every 5
       shares be consolidated into 1 share, and authorize
       the Directors of the       Company, where this
       consolidation results in a fraction of a share
       being held by a shareholder, under Rule 32
       of the Constitution, to round that fraction
       up to the nearest whole share (subject to
       the Board's discretions in Rule     32), with
       the consolidation taking effect on 19 MAY 2010

9      Approve, subject to Securityholders passing               Mgmt          For                            For
       Resolution 8 above, for the       purposes
       of Clause 3.2 of the Trust Deed and for all
       other purposes, that GPT RE Limited shall consolidate
       the issued units of the Trust pursuant to Clause
       3.2 of the Trust Deed on the basis that every
       5 units be consolidated into 1  unit, and authorize
       GPT RE Limited, where this consolidation results
       in a     fraction of a unit being held by a
       unitholder, under Clause 3.2 of the Trust
       Deed, to round that fraction up to the nearest
       whole unit if the Board of GPT also determines
       to round up the shares in the Company which
       are held by that  unitholder in its capacity
       as a shareholder, with the consolidation taking
       effect on 19 MAY 2010

10     Approve and adopt the GPT Group Stapled Security          Mgmt          For                            For
       Rights Plan (the Plan), as   amended in the
       manner described in the Explanatory Memorandum
       to this Notice  of Meeting

11     Authorize the Company to grant to the Company's           Mgmt          For                            For
       Chief Executive Officer and   Managing Director,
       Mr. Michael Cameron, Performance Rights under
       the GPT      Group Stapled Security Rights
       Plan on the terms set out in the Explanatory
       Memorandum to the notice of the meeting

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  702373705
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420785.pdf

1.     Approve and ratify the terms of the Acquisition,          Mgmt          For                            For
       the entering into of the Sale and Purchase
       Agreement, the Shareholders' Agreement, the
       provisions of the Corporate Guarantee and the
       Share Mortgage, the payment of the Procurement
       Fee under the Sale and Purchase Agreement and
       the transactions contemplated thereunder as
       specified

2.     Approve and ratify the terms and the giving               Mgmt          For                            For
       of Indemnity and the transactions contemplated
       thereunder as specified in the Notice of the
       Special General Meeting contained in the Circular
       to Shareholders dated 21 APR 2010




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  702338585
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

1      Receive the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009 together
       with the reports of the Directors and Auditors
       thereon

2      Declare a payment of final dividend HKD 35 cents          Mgmt          For                            For
       per share

3.i    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          Against                        Against

3.ii   Re-elect Madam Law Wai Duen as a Director.                Mgmt          For                            For

3.iii  Re-elect Mr. Lo Hong Sui, Antony as a Director.           Mgmt          For                            For

3.iv   Re-elect Mrs. Lee Pui Ling, Angelina a as Director        Mgmt          For                            For

3.v    Re-elect Mr. Zhu Qi as a Director                         Mgmt          For                            For

4      Approve to fix a maximum number of Directors              Mgmt          For                            For
       at fifteen and authorize the Directors to
       appoint additional Directors up to such maximum
       number

5      Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration        payable to
       each Director for the YE 31 DEC 2010

6      Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Company's Auditor and      authorize
       the Board of Directors to fix Auditor's remuneration

7      Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period (as         specified)
       of all the powers of the Company to repurchase
       ordinary shares in  the capital of the Company
       (Shares) on The Stock Exchange of Hong Kong
       Limited ("Stock Exchange") or on any
       other Stock Exchange on which the        securities
       of the Company may be listed and recognized
       by the Securities and  Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules         Governing
       the Listing of Securities on the Stock Exchange
       or any other Stock  Exchange as amended from
       time to time; (b) the aggregate nominal amount
       of    the Shares which the Company is authorized
       to repurchase pursuant to the      approval
       in  CONTD

-      ..CONTD Paragraph (a) of this resolution, shall           Non-Voting    No vote
       not exceed 10% of the         aggregate nominal
       amount of the Shares in issue at the date of
       passing this   resolution, and the said authority
       pursuant to Paragraph (a) of this
       resolution shall be limited accordingly; and
       Authority expires the earlier   of the conclusion
       of the next AGM or the expiration of the period
       within      which the next AGM is to be held
       by law

8      Authorize the Directors of the Company during             Mgmt          Against                        Against
       the Relevant Period (as         specified)
       of all the powers of the Company to allot,
       issue and deal with     additional Shares in
       the capital of the Company and to make or grant
       offers,  agreements and options which would
       or might require the exercise of such
       power; (b) the approval in Paragraph (a) of
       this resolution shall authorize   the Directors
       of the Company during the Relevant Period to
       make or grant      offers, agreements and options
       which would or might require the exercise of
       such powers after the end of the Relevant
       Period; (c) the aggregate nominal   amount
       of share capital allotted, issued or dealt
       with or agreed              conditionally or
       unconditionally to be allotted, issued or dealt
       with         (whether pursuant to an option
       ..CONTD

-      CONTD or otherwise) by the Directors of the               Non-Voting    No vote
       Company pursuant to the approval  in Paragraph
       (a) of this resolution, otherwise than pursuant
       to (i) a rights  issue (as specified), (ii)
       the exercise of the subscription or conversion
       rights attaching to any warrants, convertible
       bonds or other securities       issued by the
       Company which are convertible into shares of
       the Company, (iii) any Share Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to participants of shares
       or rights to acquire shares in   the capital
       of the Company, or (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in
       accordance with the Bye-laws of the      Company,
       shall not exceed the 20% of the aggregate CONTD

-      CONTD nominal amount of the share capital of              Non-Voting    No vote
       the Company in issue as at the   date of the
       passing of this resolution and the said approval
       shall be limited accordingly; and  Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held   by law

9      Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       7 and 8 set out in this  notice convening this
       meeting, the aggregate nominal amount of the
       shares     which are repurchased or otherwise
       acquired by the Company pursuant to
       Resolution 7 shall be added to the aggregate
       nominal amount of the shares     which may
       be issued pursuant to Resolution 8, provided
       that such an amount    shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of  the Company in issue as at the
       date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  702095476
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ronald Joseph Arculli as a Director          Mgmt          For                            For

3.B    Re-elect Ms. Laura Lok Yee Chen as a Director             Mgmt          Against                        Against

3.C    Re-elect Prof. Pak Wai Liu as a Director                  Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix the Auditors'
       remuneration

5.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period [as specified] of all the
       powers of the Company to purchase shares in
       the capital of the Company; the aggregate nominal
       amount of shares of the Company which may be
       purchased by the Company on The Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"]
       or on any other Stock Exchange recognized for
       this purpose by the Securities and Futures
       Commission and the Stock Exchange under the
       Hong Kong Code on Share Repurchases pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       during the Relevant Period [as specified in
       this Resolution 5 in the notice of the Meeting]
       of all the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company and to allot, issue
       or grant securities convertible into shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any such
       shares or such convertible securities and to
       make or grant offers, agreements and options
       which might require the exercise of such powers;
       and during the Relevant Period to allot, issue
       or grant securities convertible into shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers after
       the end of the Relevant Period; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval in this resolution
       above, otherwise than pursuant to: i) a rights
       issue [as specified], ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company, iii) any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company, or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the articles of association of the Company,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution plus if the Directors are so
       authorized by a separate ordinary resolution
       of the shareholders of the Company set out
       as Resolution 7 in the notice of the Meeting,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, and the said approval shall be
       limited accordingly; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Authorize the Directors of the Company, to exercise       Mgmt          Against                        Against
       the powers of the Company referred in the resolution
       set out as Resolution 6 in the notice of the
       meeting in respect of the share capital of
       the Company of such resolution

       Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702086667
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.1    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          For                            For

1.2    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

1.3    Re-elect Mr. John Yip Ying Chee as a Director             Mgmt          Against                        Against

1.4    Re-elect Mr. Alexander Au Siu Kee as a Director           Mgmt          For                            For

1.5    Re-elect Madam Fung Lee Woon King as a Director           Mgmt          For                            For

1.6    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

1.7    Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

1.8    Approve the Director's fee at the rate of HKD             Mgmt          For                            For
       50,000 per annum for each Director and in the
       case of each Member of the Audit Committee
       an additional remuneration at the rate of HKD
       250,000 per annum

2.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

3.A    Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period [as specified], to repurchase ordinary
       shares of HKD 2.00 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission for
       this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time; the
       aggregate nominal amount of the shares of the
       Company to be repurchased pursuant to the approval
       in this resolution, shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution and the said approval shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       is required by the Articles of Association
       of the Companies or the Companies Ordinance
       [Chapter 32 of the laws of Hong Kong] to be
       held]

3.B    Authorize the Directors, during the Relevant              Mgmt          Against                        Against
       Period [as specified], to allot, issue and
       deal with additional shares of the Company
       and to make or grant offers, agreements or
       options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] which would or might
       require the exercise of such powers either
       during or after the Relevant Period, provided
       that the aggregate nominal amount of the share
       capital of the Company to be allotted, issued
       and dealt with pursuant to the general mandate
       herein, otherwise than pursuant to: i) a rights
       issue [as specified]; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the employees of
       the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) an issue of shares in the
       Company upon the exercise of the subscription
       rights or conversion rights attaching to any
       warrants or convertible notes which may be
       issued by the Company or any of its subsidiaries;
       or iv) any scrip dividend pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company is required
       by the Articles of Association of the Companies
       or the Companies Ordinance [Chapter 32 of the
       laws of Hong Kong] to be held]

3.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors and for the time being in
       force to exercise the powers of the Company
       to allot, issue and deal with any additional
       shares of the Company pursuant to Ordinary
       Resolution 3.B, by the addition to the aggregate
       nominal amount of share capital which may be
       allotted, issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with by the Directors pursuant to such
       general mandate an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company pursuant
       to Ordinary Resolution 3.A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702401821
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428254.pdf

1      Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the         Auditors for
       the 18 months ended 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Li Ning as a Director                        Mgmt          Against                        Against

3.3    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          Against                        Against

3.4    Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          For                            For

3.6    Re-elect Professor Ko Ping Keung as a Director            Mgmt          For                            For

4      Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase shares              Mgmt          For                            For

5.B    Authorize the Directors to allot new shares               Mgmt          Against                        Against

5.C    Authorize the Directors to allot new shares               Mgmt          Against                        Against
       equal to the aggregate nominal    amount of
       share capital purchased by the Company

5.D    Approve to increase the authorized share capital          Mgmt          Against                        Against
       of HKD 10,000,000,000 and    authorize a Director
       to execute any documents or to do all acts
       in relation   thereto




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702430062
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  EGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100512/LTN20100512146.pdf

1.     Approve the Bonus Warrants Issue and the transactions     Mgmt          Against                        Against
       as contemplated thereunder [as specified]




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  702360835
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements for 2009 and             Mgmt          Against                        Against
       to declare a final dividend

2      Re-elect Lord Leach of Fairford as a Director             Mgmt          Against                        Against

3      Re-elect Dr. Richard Lee as a Director                    Mgmt          Against                        Against

4      Re-elect Y.K. Pang as a Director                          Mgmt          For                            For

5      Re-elect James Watkins as a Director                      Mgmt          Against                        Against

6      Re-elect John R. Witt as a Director                       Mgmt          Against                        Against

7      Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

8      Approve to renew the general mandate to the               Mgmt          Against                        Against
       Directors to issue new shares

9      Approve to renew the general mandate to the               Mgmt          For                            For
       Directors to purchase the         Company's
       shares




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND, SYDNEY NSW                                                             Agenda Number:  702160451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSAL 1 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE "ABSTAIN") FOR THE RELEVANT PROPOSAL ITEMS.

1.     Ratify and approve the issue of 324,417,021               Mgmt          For                            For
       units to institutional investors at an issue
       price of AUD 0.48 per new unit on 18 NOV 2009




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  702149938
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2009 and an
       update of the activities post 30 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 JAPAN LOGISTICS FUND INC, TOKYO                                                             Agenda Number:  702098650
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2785A104
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  JP3046230003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Meeting Notifications,
       Expand Investment Lines, Set the Current
       Compensation as Maximum to be received by Asset
       Management Firm

2      Amend Articles Of Asset Managing Agreement to:            Mgmt          For                            For
       Approve Minor Revisions        Related to Dematerialization
       of Shares and the other Updated Laws and
       Regulations, Change Asset Management
       Company's Location,   Expand Investment  Lines,
       Set the Current Compensation as Maximum to
       be received by Asset        Management Firm

3      Appoint an Executive Director                             Mgmt          For                            For

4      Appoint a Supplementary Executive Director                Mgmt          For                            For

5.1    Appoint a Supervisory Director                            Mgmt          For                            For

5.2    Appoint a Supervisory Director                            Mgmt          For                            For

5.3    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  702317389
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, a new restricted share plan            Mgmt          For                            For
       to be known as the "KLL Restricted Share Plan"
       (the "KLL RSP"), under which awards ("RSP Awards")
       of fully paid-up ordinary shares in the capital
       of the Company ("Shares"), their equivalent
       cash value or combinations thereof will be
       granted, free of payment, to eligible participants
       under the KLL RSP, summary details of which
       are set out in the Circular to Shareholders
       dated 25 MAR 2010 (the "Circular"), with effect
       from the date of termination of the KLL Share
       Option Scheme; authorize the Directors of the
       Company: (a) to establish and administer the
       KLL RSP; and (b) to modify and/or alter the
       KLL RSP at any time and from time to time,
       provided that such modification and/or alteration
       is effected in accordance with the provisions
       of the KLL RSP, and to do all such acts and
       to enter into all such transactions and arrangements
       as may be necessary or expedient in order to
       give full effect to the KLL RSP; and to grant
       RSP Awards in accordance with the provisions
       of the KLL RSP and to allot and issue from
       time to time such number of fully paid-up Shares
       as may be required to be delivered pursuant
       to the vesting of RSP Awards under the KLL
       RSP, provided that the total number of new
       Shares which may be issued or Shares which
       may be delivered pursuant to RSP Awards granted
       under the KLL RSP, when added to the total
       number of new Shares issued and issuable or
       existing Shares delivered and deliverable in
       respect of all awards granted under the KLL
       RSP, all awards granted under the KLL PSP (as
       defined in Ordinary Resolution 2 below), and
       all Shares, options or awards granted under
       any other share scheme of the Company then
       in force, shall not exceed 10% of the issued
       share capital of the Company (excluding treasury
       shares) on the day preceding the relevant date
       of the RSP Award

2.     Approve and adopt, a new performance share plan           Mgmt          For                            For
       to be known as the "KLL Performance Share Plan"
       (the "KLL PSP"), under which awards ("PSP Awards")
       of fully paid-up Shares, their equivalent cash
       value or combinations thereof will be granted,
       free of payment, to eligible participants under
       the KLL PSP, summary details of which are set
       out in the Circular, with effect from the date
       of termination of the KLL Share Option Scheme;
       authorize the Directors of the Company: (a)
       to establish and administer the KLL PSP; and
       (b) to modify and/or alter the KLL PSP at any
       time and from time to time, provided that such
       modification and/or alteration is effected
       in accordance with the provisions of the KLL
       PSP, and to do all such acts and to enter into
       such transactions and arrangements as may be
       necessary or expedient in order to give full
       effect to the KLL PSP; and to grant PSP Awards
       in accordance with the provisions of the KLL
       PSP and to allot and issue from time to time
       such number of fully paid-up Shares as may
       be required to be delivered pursuant to the
       vesting of PSP Awards under the KLL PSP, provided
       that the total number of new Shares which may
       be issued or Shares which may be delivered
       pursuant to PSP Awards granted under the KLL
       PSP, when added to the total number of new
       Shares issued and issuable or existing Shares
       delivered and deliverable in respect of all
       awards granted under the KLL PSP, all awards
       granted under the KLL RSP, and all Shares,
       options or awards granted under any other share
       scheme of the Company then in force, shall
       not exceed 10% of the issued share capital
       of the Company (excluding treasury shares)
       on the day preceding the relevant date of the
       PSP Award

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  702325994
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          For                            For
       Audited accounts FYE 31 DEC 2009

2      Declare a final dividend of 8 cents per share             Mgmt          For                            For
       FYE 31 DEC 2009 to which the dividend Reinvestment
       Scheme shall apply

3      Re-elect Mr. Kevin Wong Kingcheung as a Director,         Mgmt          For                            For
       who retires pursuant to Article 94 or Article
       100 of the Company's Articles of Association

4      Re-elect Mr. Edward Lee Kwong Foo as a Director,          Mgmt          For                            For
       who retires pursuant to Article 94 or Article
       100 of the Company's Articles of Association

5      Re-elect Mrs. Koh-Lim Wen Gin as a Director,              Mgmt          For                            For
       who will retire pursuant to Article 94 or Article
       100 of the Company's Articles of Association

6      Approve the Directors' fees of SGD 667,000 FYE            Mgmt          For                            For
       31 DEC 2009

7      Re-appoint Messrs Ernst & Young as the Auditors,          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

8      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association,
       to: a) issue shares in the capital of the Company
       ("shares"), whether by way of rights, bonus
       or otherwise, and including any capitalization
       pursuant to Article 136 and/or Article 136A
       of the Company's Articles of Association of
       any sum for the time being standing to the
       credit of any of the Company's reserve accounts
       or any sum standing to the credit of the profit
       and loss account or otherwise available for
       distribution; and/or to make or grant offers,
       agreements or options that might or would require
       Shares to be issued (including but not limited
       to the creation and issue of (as well as adjustments
       to)warrants, debentures or other instruments
       convertible into Shares)(collectively Instruments),
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (notwithstanding that the authority
       so conferred by this Resolution, may have ceased
       to be in force) issue Shares in pursuance of
       any instrument made or granted by the Directors
       of the Company while the authority was in force;
       provided that: the aggregate number of shares
       to be issued pursuant to this Resolution (including
       Shares to be issued in pursuance of instruments
       made or granted pursuant to this Resolution
       and any adjustment effected under any relevant
       Instrument); (until 31 DEC 2010 or such later
       date as may be determined by Singapore Exchange
       Securities Trading Limited("SGX-ST")) by way
       of renounceable rights issues on a pro rata
       basis to shareholders of the Company ("Renounceable
       Rights Issues") shall not exceed 100% of the
       total number of issued Shares (excluding treasury
       Shares)(as calculated in accordance with this
       resolution); otherwise than by way of Renounceable
       Rights Issues(("Other Shares Issues") shall
       not exceed 50% of the total number of Issued
       Shares (excluding treasury shares )(as calculated
       in accordance with this resolution) of which
       the aggregate number of Shares to be issued
       other then on a pro rata basis to shareholders
       of the Company shall not exceed 20% of the
       total number of issued Shares(excluding treasury
       Shares) (as calculated in accordance with this
       resolution); b) the shares to be issued under
       the Renounce able Rights Issues and Other Share
       Issues shall not ,in aggregate exceed 100%
       of the total number of issued Shares (excluding
       treasury Shares) (as calculated in this resolution);
       c) (subject to such manner of calculation as
       may be prescribed by the SGX-ST) for the purpose
       of determining the aggregate number of Shares
       that may be issued under this resolution, the
       percentage of issued Shares shall be calculated
       based on the total number of Shares (excluding
       treasury Shares) at the time this Resolution
       is passed, after adjusting for: new Shares
       arising from the conversion or exercise of
       convertible securities or share options or
       vesting of share awards which are outstanding
       or subsisting as at the time this Resolution
       is passed; and any subsequent bonus issue,
       consolidation or sub-division of Shares; in
       exercising the authority granted under this
       Resolution, the Company shall comply with the
       provisions of the Companies Act, the Listing
       Manual of the SGX-ST for the time being in
       force (unless such compliance has been waived
       by the SGX-ST) and the Articles of Association
       for the time being of the Company; (unless
       revoked or varied by the Company in general
       meeting) the authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next annual general meeting of the Company
       or the date by which the next AGM is required
       by law to be held, whichever is the earlier

9      Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate in Resolution 8
       being obtained, to fix the issue price for
       new Shares that may be issued other than on
       a pro rata basis to shareholders of the Company
       at an issue price per new Share which shall
       be determined by the Directors in their absolute
       discretion provided that such price shall not
       represent more than a 20%, discount for new
       Shares to the weighted average price per Share
       determined in accordance with the requirements
       of the SGX-ST, until 31 DEC 2010 or such later
       date as may be determined by the SGX-ST

10     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of, in connection with or where
       contemplated by the Dividend Reinvestment Scheme
       to: allot and issue from time to time, such
       number of Shares in the capital of the Company,
       and/or notwithstanding that the authority conferred
       by this Resolution may have ceased to be in
       force, allot and issue such number of Shares
       in the capital of the Company pursuant to the
       application of the Dividend Reinvestment scheme
       to any dividend which was approved while the
       conferred by this Resolution was in force,
       at any time and upon such terms and conditions
       and to or with such persons as the Directors
       of the Company may, in their absolute discretion,
       deem fit

11     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary Shares
       fully paid in the capital of the Company not
       exceeding in aggregate the maximum Limit (as
       hereafter defined), at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price (as
       hereafter defined), whether by way of: (a)
       market purchase(s) each a "Market Purchase")
       on the SGX-ST; and/or (b) off-market purchase(s)
       (each an "Off-Market Purchases") in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act;
       and otherwise in accordance with all other
       laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing riles of the SGX-ST as may for the
       time being be applicable, be and is hereby
       authorized and approved generally and unconditionally
       (the "Share Purchase Mandate"); unless varied
       or revoked by the members of the Company in
       a general meeting; the authority conferred
       on the Directors of the Company pursuant to
       the Share Purchase Mandate may be exercised
       by the Directors of the Company at any time
       and from time to time during the period commencing
       from the date of the passing of this Ordinary
       Resolution and expiring on the earlier of:
       the date of which the next AGM of the Company
       is held or required by law to be held; or the
       date on which the purchases or acquisitions
       of Shares by the Company pursuant to the Share
       Purchase Mandate are carried out to the full
       extent mandated; in this Ordinary Resolution:
       "Maximum Limit", "Relevant Period" " Maximum
       price", "Average Closing price" are as specified
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things (including without limitation, executing
       such documents as may be required) as they
       and/or he may consider necessary expedient,
       incidental or in the interest of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary Resolution

12     Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual of the SGX-ST, its
       subsidiaries and target associated Companies
       (as defined in the circular to shareholders
       dated 25 MAR 2010 (the "Circular"), or any
       of them, to enter into any of the transactions
       falling within the types of interested Person
       Transactions described in the Circular with
       any person who falls within the classes of
       interested Persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for Interested Person
       Transactions as set out in the Circular (the
       "IPT Mandate"); the IPT Mandate shall, unless
       revoked or varied by the Company in general
       meeting, continue in force until the date that
       the next AGM of the Company is held or is required
       by law to be held, whichever is earlier; authorize
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SBX-ST from time to
       time; and authorize the Directors of the Company
       to complete and do all such acts and things
       (including, without limitation, executing all
       such documents as may be required) as they
       and/or he may consider necessary, expedient,
       incidental or in the Interest of the Company
       to give effect to the IPT Mandate and/or this
       Ordinary Resolution

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  702321314
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a    Re-elect Mr. Qian Shaohua as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Chan Wai Ming William as a Director          Mgmt          Against                        Against

3.c    Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors  of the Company
       to fix its remuneration

5.a    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with          additional shares
       in the share capital of the Company and make
       or grant       offers, agreements, options
       and other rights, or issue warrants and other
       securities including bonds, debentures
       and notes convertible into shares of   the
       Company during and after the end of the relevant
       period shall not exceed  the aggregate of 20
       % of the aggregate nominal amount of the share
       capital of the Company and the nominal amount
       of any share capital of the Company
       repurchased by the Company  up to a maximum
       equivalent to 10% of the          aggregate
       nominal amount of the share capital of the
       Company otherwise than   pursuant to, CONTD

-      CONTD a rights issue or the exercise of any               Non-Voting    No vote
       option under any Share Option     Scheme or
       similar arrangement for the being adopted for
       the grant or issue to option holders of shares
       in the Company; or any scrip dividend or similar
       arrangement providing for the allotment
       of shares in lieu of the whole or     part
       of a dividend on share of the Company in accordance
       with the Bye-laws of the Company; or any adjustment,
       after the date of grant or issue of any
       options, rights to subscribe or other securities,
       in the price at which       shares in the Company
       shall be subscribed, and/or in the number of
       shares in  the Company which shall be subscribed,
       on exercise of relevant rights under   such
       options, warrants or other securities, such
       adjustment CONTD

-      CONTD being made in accordance with, or as contemplated   Non-Voting    No vote
       by , the terms of     such options, rights
       to subscribe or other securities;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM of the Company is required
       by the Bye-laws of the Company  or any other
       applicable laws of Bermuda to be held

5.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during    the relevant period,
       on the Stock Exchange of Hong Kong Limited
       or on any     other stock exchange on which
       the shares of the Company may be tested and
       recognized by the securities and Futures
       Commissions of Hong Kong and Stock   Exchange
       for such purposes, subject to and in accordance
       with all applicable  laws and regulations,
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company;
       Authority expires the earlier of the
       conclusion of the next AGM of the Company
       or the expiry of the period within  the next
       AGM of the Company or any other applicable
       laws of Bermuda to be     held

5.c    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       5.B, to extend the        general mandate granted
       to the Directors of the company to allot shares
       pursuant to Resolution 5.A, of an amount
       representing the aggregate nominal   amount
       of the share capital of the Company repurchased
       pursuant to such       general mandate, by
       the Company under the authority granted by
       the Resolution 5.B




--------------------------------------------------------------------------------------------------------------------------
 KWG PROPERTY HOLDING LTD                                                                    Agenda Number:  702387108
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53224104
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  KYG532241042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419269.pdf

1      Receive and approve the Audited consolidated              Mgmt          For                            For
       financial statements and the     report of
       the Directors and the Auditors' report of the
       Company for the YE 31 DEC 2009

2      Declare a final dividend of RMB 5 cents per               Mgmt          For                            For
       share

3.a    Re-elect Mr. Yu Yao Sheng as an Executive Director        Mgmt          Against                        Against
       of the Company

3.b    Re-elect Mr. Lee Ka Sze, Carmelo as an Independent        Mgmt          For                            For
       non-executive Director of  the Company

3.c    Re-elect Mr. Dai Feng as an Independent non-executive     Mgmt          For                            For
       Director of the Company

3.d    Re-elect Mr. Tam Chun Fai as an Independent               Mgmt          For                            For
       non-executive Director of the     Company

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' fee

4      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the     Board of
       Directors of the Company to fix their remuneration

5      Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue or deal with shares of the Company not
       exceeding 20% of the aggregate nominal amount
       of the issued   share capital of the Company
       as at the date of passing this resolution

6      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company    not exceeding 10%
       of the nominal amount of the issued share capital
       of the    Company as at the date of passing
       this resolution

7      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       shares of the Company under    Resolution 5
       by adding the nominal amount of the shares
       repurchased under     Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  702125611
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  MIX
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4, 5, 6 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE 'ABSTAIN') FOR THE RELEVANT PROPOSAL ITEMS.

1.     To receive and consider the: financial reports            Non-Voting    No vote
       of the Group; the Directors' reports and the
       Independent Audit report for each entity for
       the YE 30 JUN 2009

       PLEASE NOTE THAT THE RESOLUTIONS 2.1, 2.2, 3              Non-Voting    No vote
       AND 4 ARE OF MIRVAC LIMITED. THANK YOU.

2.1    Re-elect Mr. Paul Biancardi as a Director of              Mgmt          For                            For
       the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

2.2    Re-elect Mr. Adrian Fini as a Director of the             Mgmt          For                            For
       Mirvac Limited, who retires by rotation in
       accordance with Clause 10.3 of the Mirvac Limited's
       Constitution

3.     Adopt the remuneration report of the Mirvac               Mgmt          For                            For
       Limited for the YE 30 JUN 2009

4.     Approve, with effect from 01 JUL 2009, to increase        Mgmt          For                            For
       the remuneration of the Non-Executive Directors
       of the Mirvac Limited for services provided
       to the Mirvac Limited or to any of its controlled
       entities by AUD 500,000 per annum to an aggregate
       maximum sum of AUD 1,950,000 per annum, with
       such remuneration to be divided among the Non-Executive
       Directors in such proportion and manner as
       the Director agree [or in default of agreement,
       equally]

       PLEASE NOTE THAT THE RESOLUTIONS 5 AND 6 ARE              Non-Voting    No vote
       OF MIRVAC LIMITED AND MIRVAC PROPERTY TRUST.
       THANK YOU

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the offer
       of performance rights by the Group to Mr. Nicholas
       Collishaw [Managing Director] in the Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.     Ratify and approve the following issues of stapled        Mgmt          For                            For
       securities of the Group for the purposes of
       ASX Listing Rule 7.4 and for all other purposes:
       the issue of 80,000,000 stapled securities
       as part of the Institutional Placement in DEC
       2008 and the issue of 152,515,180 stapled securities
       as part of the Institutional Placement in JUN
       2009




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  702489712
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.     Renewal of Countermeasures to Large-Scale Acquisitions    Mgmt          Against                        Against
       of Mitsubishi Estate Co.,  Ltd. Shares (Takeover
       Defense Measures)




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  702489700
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEVELOPMENT CO LTD                                                                Agenda Number:  702139901
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  AGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Adopt the audited statement of accounts and               Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors for the YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Dr. Cheng Kar-Shun, Henry as a Director          Mgmt          For                            For

3.2    Re-elect Dr. Cha Mou-Sing, Payson as a Director           Mgmt          Against                        Against

3.3    Re-elect Mr. Cheng Kar-Shing, Peter as a Director         Mgmt          For                            For

3.4    Re-elect Mr. Leung Chi-Kin, Stewart as a Director         Mgmt          Against                        Against

3.5    Re-elect Mr. Chow Kwai-Cheung as a Director               Mgmt          For                            For

3.6    Re-elect Ms. Ki Man-Fung, Leonie as a Director            Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Joint Auditors and authorize               Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company, during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of the Hong Kong and the Stock Exchange
       on share repurchases for such purposes, subject
       to and in connection with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and to make or grant offers, agreements and
       options [including bonds, warrants and debentures
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       an issue of shares as scrip dividends pursuant
       to the Articles of the Association of the Company
       from time to time; or iii) an issue of shares
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; or iv) an
       issue of shares upon conversion by the bondholders
       of their bonds into shares of the Company in
       accordance with the terms and conditions of
       an issue of convertible guaranteed bonds by
       a special purpose subsidiary wholly owned by
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6 as specified, to extend the general
       mandate granted to the Directors, to allot,
       issue and deal with the additional shares pursuant
       to Resolution 6 as specified, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares in the capital
       of the Company repurchased by the Company under
       authority granted pursuant to Resolution 5,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE OFFICE FUND INC, TOKYO                                                   Agenda Number:  702023398
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5900B105
    Meeting Type:  EGM
    Meeting Date:  27-Jul-2009
          Ticker:
            ISIN:  JP3045530007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For

4.3    Appoint a Supervisory Director                            Mgmt          For                            For

4.4    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PEET LTD                                                                                    Agenda Number:  702122867
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q73763106
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2009
          Ticker:
            ISIN:  AU000000PPC5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       of the Company and the reports of the Directors
       and Auditors for the YE 30 JUN 2009

2.A    Re-elect Graeme William Sinclair as a Director            Mgmt          For                            For
       of the Company, who retires by rotation under
       Rule 8.1[d] of the Company's Constitution

2.B    Re-elect Anthony James Lennon as a Director               Mgmt          For                            For
       of the Company, who retires by rotation under
       Rule 8.1[d] of the Company's Constitution

3.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the YE 30 JUN 2009

4.     Approve, for the purposes of ASX Listing rule             Mgmt          Against                        Against
       10.14 and for all other purposes, to grant
       869,121 Performance Rights to Brendan Gore
       [a Director of the Company] under the Peet
       Limited Performance Rights Plan, as amended
       from time to time, and on the terms and conditions
       as specified

5.     Ratify, for the purposes of ASX Listing Rule              Mgmt          For                            For
       7.4 and for all other purposes, the allotment
       and issue of 2,824,859 fully paid ordinary
       shares in the capital of the Company pursuant
       to the underwriting of the Company's Dividend
       Reinvestment Plan at an issue price of AUD
       1.77 per share, as specified

       Transact such other business                              Non-Voting    No vote

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4,5 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE ABSTAIN) FOR THE RELEVANT PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  702385813
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTION NUMERS. THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Mgmt          Abstain                        Against
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416404.pdf

1      Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and   the Auditors
       for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.I    Re-elect Mr. Kuok Khoon Ean as a Director                 Mgmt          For                            For

3.II   Re-elect Mr. Roberto V. Ongpin as a Director              Mgmt          For                            For

3.III  Re-elect Mr. Timothy David Dattels as a Director          Mgmt          For                            For

4      Approve to fix the Directors' fees  including             Mgmt          For                            For
       fees payable to the Members of  the Audit and
       Remuneration Committees

5      Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors and authorize the    Directors
       of the Company to fix their remuneration

6.A    Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       and allot additional shares   not exceeding
       20% of the issued share capital of the Company
       as at the date   of this resolution

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company not exceeding
       10% of the issued share capital of the Company
       as   at the date of this resolution

6.C    Approve to extend, conditional upon the above             Mgmt          Against                        Against
       Resolution 6B being duly        passed, the
       general mandate to allot shares by adding the
       aggregate nominal   amount of the repurchased
       securities to the 20% general mandate

       PLEASE DISREGARD COMMENT POINT NO. 2 OF THE               Non-Voting    No vote
       AGENDA AS IT IS NON-VOTABLE. THE LINK PROVIDED
       IN COMMENT POINT 2 IS TO REFER TO THE DETAILED
       AGENDA. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PROPERTY HOLDINGS LIMITED                                                            Agenda Number:  702395028
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427355.pdf

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements together with the reports of the
       Directors and the Auditor of the Company for
       the YE 31 DEC 2009

2      Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2009

3.I    Re-elect Mr. Liu Sai Fei as an Executive Director         Mgmt          For                            For
       of the Company

3.II   Re-elect Mr. Hui Wing Mau as an Executive Director        Mgmt          For                            For
       of the Company

3.III  Re-elect Mr. Ip Wai Shing, Andy as an Executive           Mgmt          For                            For
       Director of the Company

3.IV   Re-elect Mr. Lu Hong Bing as an Independent               Mgmt          For                            For
       Non-Executive Director of the     Company

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5      Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       shares in the Company

6      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the Company

7      Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to issue shares
       by adding the number of shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  702030862
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8403X106
    Meeting Type:  SGM
    Meeting Date:  13-Jul-2009
          Ticker:
            ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "FOR" OR "AGAINST" ONLY FOR RESOLUTION
       NUMBER 1. THANK YOU.

1.     Authorize the Directors of the Company, to issue,         Mgmt          For                            For
       allot and deal with not more than 413,223,761
       new shares of the Company [the New Shares]
       [including any securities which carry rights
       to subscribe for or are convertible into Shares
       into the Company] under a specific mandate
       [the Specific Mandate] at any time and from
       time to time within 6 months from the date
       of this resolution, for the purpose of allowing
       the Company to raise funds through the placing
       [as specified] or the issuance and placing
       of the Convertible Notes [as specified] or
       a combination of both having those terms described
       under the sections 'Indicative Principal Terms
       of the Placing' and 'Indicative Principal Terms
       of the Convertible Notes' as specified, the
       net proceeds of which will be used by the Company
       to fund the amounts payable under the Tender
       Offer and Consent Solicitation [as specified];
       and approve the Specific Mandate, subject to
       compliance with the Listing Rules [as specified];
       authorize any Director of the Company, subject
       to compliance with the Listing Rules [as specified],
       to sign, seal, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters, and things as he may in his discretion
       considers necessary or desirable for the purpose
       of the implementation of the proposed Specific
       Mandate; the proposed Specific Mandate is in
       addition to, and shall not prejudice nor revoke
       the existing general mandate granted to the
       Directors of the Company by the shareholders
       of the Company in the AGM of the Company held
       on 02 JUN 2009 or such other general or specific
       mandate[s] that may have been granted to the
       Directors of the Company prior to the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  702094931
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 5, 6,AND 7 AND VOTES CAST BY ANY
       INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
       THE PASSING OF THE PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT
       TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE
       (OR VOTE 'ABSTAIN') FOR THE RELEVANT PROPOSAL
       ITEMS.

1.     As required by Section 317 of the Corporations            Non-Voting    No vote
       Act, the annual financial report, including
       the Directors' report and financial statements
       for the YE 30 JUN 2009, together with the Independent
       Auditor's report will be laid before the meetings;
       the combined reports of the Company and the
       Trust for the YE 30 JUN 2009 will also be laid
       before the meeting; no resolution is required
       for this item of business

       PLEASE NOTE THAT THE RESOLUTIONS 2, 3 AND 4               Non-Voting    No vote
       ARE THE RESOLUTIONS OF THE COMPANY. THANK YOU

2.     Elect Ms. Carolyn Hewson, as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Re-elect Mr. Terry Williamson, as a Director              Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company's Constitution

4.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2009

       PLEASE NOTE THAT THE RESOLUTIONS 5, 6 AND 7               Non-Voting    No vote
       ARE THE RESOLUTIONS OF THE TRUST AND THE COMPANY.
       THANK YOU

5.     Approve, for all purposes, including under the            Mgmt          For                            For
       Corporations Act and the Listing Rules of ASX
       Limited, for: a] the participation in the Stockland
       Performance Rights Plan by Mr. M. Quinn, Managing
       Director as to 1,260,000 performance rights;
       and b] the issue to and acquisition by Mr.
       M. Quinn of those performance rights and, in
       consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified on items of business
       accompanying the notice of meeting convening
       this meeting

6.     Ratify the issue of 42 million Stapled Securities         Mgmt          For                            For
       at an issue price of AUD 3.63 to Deutsche Bank
       AG on 27 FEB2009

7.     Ratify the issue of 75 million Stapled Securities         Mgmt          For                            For
       at an issue price of AUD 2.70 to professional
       investors on 28 MAY 2009

       PLEASE NOTE THAT RESOLUTION 6 WILL BE ORDINARY            Non-Voting    No vote
       RESOLUTION FOR THE COMPANY BUT SPECIAL RESOLUTION
       FOR THE TRUST. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  702489990
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Renewal of Countermeasures to Large-Scale         Mgmt          Against                        Against
       Acquisitions of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  702128960
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 30 JUN 2009

2.     Declare the final dividend                                Mgmt          For                            For

3.i.a  Re-elect Mr. Chan Kwok-wai, Patrick as a Director         Mgmt          Against                        Against

3.i.b  Re-elect Mr. Yip Dicky Peter as a Director                Mgmt          Against                        Against

3.i.c  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       a Director

3.i.d  Re-elect Dr. Cheung Kin-tung, Marvin as a Director        Mgmt          For                            For

3.i.e  Re-elect Dr. Li Ka-cheung, Eric as a Director             Mgmt          For                            For

3.i.f  Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.i.g  Re-elect Mr. Kwan Cheuk-yin, William as a Director        Mgmt          For                            For

3.i.h  Re-elect Mr. Lo Chiu-chun, Clement as a Director          Mgmt          For                            For

3.i.i  Re-elect Mr. Kwok Ping-kwong, Thomas as a Director        Mgmt          For                            For

3.ii   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2010 are HKD 100,000, HKD 110,000 and
       HKD 120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. PLEASE BE ADVISED THAT
       ACCORDING TO THE COMPANY'S ANNOUNCEMENT OF
       16 NOV 2009, RESOLUTION 03(I) (D) [I.E.: TO
       RE-ELECT DR. CHEUNG KIN-TUNG, MARVIN AS DIRECTOR]
       WILL NOT BE PUT FORWARD TO VOTE AT THE AGM.




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702030937
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Acknowledge the audited financial statements              Non-Voting    No vote
       of The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2009

2.     Acknowledge the appointment of the Auditors               Non-Voting    No vote
       of The Link REIT and the fixing of their remuneration

3.     Re-appoint Mr. George Kwok Lung Hongchoy as               Mgmt          For                            For
       a Director of The Link Management Limited,
       as a Manager of The Link REIT [the ''Manager''],
       who retires pursuant to Article 121 of the
       Articles of Association of the Manager

4.A    Re-elect Mr. Michael Ian Arnold as a Director             Mgmt          For                            For
       of the Managers, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Anthony Chow Wing Kin as a Director          Mgmt          For                            For
       of the Managers, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.C    Re-elect Dr. Allan Zeman of the Manager, as               Mgmt          For                            For
       a Director of the Managers, who will retire
       by rotation pursuant to Article 125 of the
       Articles of Association of the Manager

5.     Approve the exercise by the Managers, during              Mgmt          For                            For
       the relevant period of all the power of The
       Link REIT, to make on-market repurchase of
       the units of The Link REIT on the Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with the trust deed constituting The link REIT
       [the ''Trust Deed''], the laws of Hong Kong,
       the Code on Real Estate Investment Trusts [
       the ''REIT Code''] and the guidelines issued
       by the Securities and Futures Commission of
       Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  702271266
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend Articles to:Expand Business Lines                   Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LAND CORPORATION                                                                      Agenda Number:  702489724
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88849120
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  JP3569000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNITED URBAN INVESTMENT CORPORATION                                                         Agenda Number:  702441534
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9427E105
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3045540006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Amendment of  Laws and  Regulations, Expand
       Investment Lines, Increase Authorized Capital
       to 10M      units, Amend the Compensation to
       be received by Independent Auditors, Approve
       Payment to Asset Management Firm for Their
       Merger Operations According to the Mandate
       Agreement

2      Appoint a Supplementary Executive Director                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VALAD PROPERTY GROUP                                                                        Agenda Number:  702139723
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q93426106
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  AU000000VPG4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSAL 2 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE [OR
       VOTE "ABSTAIN"] FOR THE RELEVANT PROPOSAL ITEMS.

       To receive and consider the financial statements          Non-Voting    No vote
       of the Company, the Trust and Valad Property
       Group for the FYE 30 JUN 2009, together with
       the statements and reports of the Directors
       and Auditors attached to the accounts

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2009

2.     Ratify the issue of 237,000,000 Stapled Securities        Mgmt          For                            For
       at an issue price of AUD 0.10 pursuant to a
       Placement on 14 OCT 2009, for all purposes




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  702416909
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss the Company's financial statements             Non-Voting    No vote
       and reports for the YE 31 DEC   2009

2      Approve the Company's remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2009

3      Re-elect Frederick G. Hilmer AO as a Director             Mgmt          For                            For
       of the Company, who retires by  rotation in
       accordance with Company's Constitution

4      Re-elect John McFarlane as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Company's Constitution

5      Re-elect Judith Sloan as a Director of the Company,       Mgmt          For                            For
       who retires by rotation   in accordance with
       Company's Constitution

6      Re-elect Mark Johnson AO as a Director of the             Mgmt          For                            For
       Company, who retires by         rotation in
       accordance with Company's Constitution

7      Re-elect Frank P. Lowy AC as a Director of the            Mgmt          For                            For
       Company, who retires by        rotation in
       accordance with Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 WHARF HLDGS LTD                                                                             Agenda Number:  702392490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK -
       http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423452.pdf

1      Adopt the financial statements and the reports            Mgmt          For                            For
       of the Directors and the       Auditors for
       the FYE 31 DEC 2009

2      Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2009

3.A    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          For                            For
       Director, as a Director

3.B    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Mr. T. Y. Ng, a retiring Director,               Mgmt          For                            For
       as a Director

4      Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5      Authorize the Directors for share repurchases             Mgmt          For                            For
       by the Company

6      Authorize the Directors for the issue of shares           Mgmt          Against                        Against

7      Approve the addition of repurchased securities            Mgmt          Against                        Against
       to the share issue general     mandate stated
       under Resolution 6



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Asia Pacific Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/18/2010